Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal						$ (439)	$ (3,305)	$ (2,578)
Foreign						(437)	(47)	0
State						(1,000)	(369)	(277)
Total current						(1,876)	(3,721)	(2,855)
Deferred:
Federal						10,646	(5,854)	2,023
Foreign						0	0	0
State						1,594	(148)	52
Total deferred		$ 15,100		$ (244)	$ 0	12,240	(6,002)	2,075
Total income tax (expense) benefit	$ (426)		$ (1,605)	$ (1,726)	$ (2,311)	$ 10,364	$ (9,723)	$ (780)